Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 709
2019	233
2020	191
2021	0
2022	0
Thereafter	0
Future minimum lease payments due	1,133
Less: amount representing interest	(84)
Total minimum lease payments	$ 1,049